FOREFRONT INCOME TRUST

Supplement to the
Prospectus and
Statement of Additional Information

September 14, 2015
This supplement to the Prospectus and Statement of Additional Information dated December 8, 2014, as supplemented on May 29, 2015 for the Forefront Income Trust (the "Trust") updates the information described below.  For further information, please contact the Trust toll-free at 1-800-773-3863.  You may obtain copies of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Trust toll-free at the number above.
This supplement is to update the information relevant to the Trust's change of address, administrator, transfer agent, legal counsel, and statutory distributor.
Address
The Trust's mailing address has been changed to Post Office Box 4365 Rocky Mount, North Carolina 27803. All references in either the Prospectus or Statement of Additional Information to the previous address of 17605 Wright Street, Suite 2, Omaha, NE 68130 should be disregarded.
Administrator
The Trust has engaged The Nottingham Company to serve as administrator to the Trust. All references in the Prospectus and Statement of Additional Information to the "Administrator" should now be read as referring to The Nottingham Company. All references in either the Prospectus or Statement of Additional Information to Gemini Fund Services, LLC should be disregarded.
The Nottingham Company's principal business address is 116 S Franklin Street, PO Box 69, Rocky Mount, NC 27802.
Transfer Agent
The Trust has engaged Nottingham Shareholder Services, LLC to serve as transfer agent to the Trust. All references in the Prospectus and Statement of Additional Information to the "Transfer Agent" should now be read as referring to Nottingham Shareholder Services, LLC. All references in either the Prospectus or Statement of Additional Information to Gemini Fund Services, LLC should be disregarded.
Nottingham Shareholder Services' principal business address is 116 S Franklin Street, PO Box 69, Rocky Mount, NC 27802.

Legal Counsel
The Trust has engaged Holland & Knight LLP to serve as legal counsel to the Trust. All references in the Prospectus and Statement of Additional Information to the "legal counsel" should now be read as referring to Holland & Knight LLP. All references in either the Prospectus or Statement of Additional Information to Ellenoff Grossman & Schole LLP should be disregarded.
Statutory Distributor
The Trust has appointed Capital Investment Group, Inc. to serve as the statutory distributor to the Trust. All references in the Prospectus and Statement of Additional Information to the "Distributor" should now be read as referring to Capital Investment Group, Inc. All references in either the Prospectus or Statement of Additional Information to Northern Lights Distributors, LLC should be disregarded.
Capital Investment Group's principal business address is 100 E. Six Forks Road, Suite 200, Raleigh, North Carolina 27609.

Investors Should Retain This Supplement for Future Reference
2